AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2015

AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2015

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED BALANCE SHEET (UNAUDITED)
(in thousands, except share amounts)

June 30, 2015

Assets
Qualified Assets
Cash and cash equivalents	$69,186
Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	4,395,558
Syndicated loans and commercial mortgage loans, at cost	154,630
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	879
Total investments	4,551,067

Receivables:
Dividends and interest	14,947
Investment securities sold	4,784
Other receivables	174
Total receivables	19,905
Equity options, purchased	22,803
Total qualified assets	4,662,961
Deferred taxes, net	1,285
Total assets	$4,664,246

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED BALANCE SHEET (UNAUDITED) (Continued)
(in thousands, except share amounts)

June 30, 2015

Liabilities and Shareholder's Equity
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$16,093
Additional credits and accrued interest	9
Fully paid certificates:
Reserves to mature	4,333,420
Additional credits and accrued interest	3,859
Due to unlocated certificate holders	235
Total certificate reserves	4,353,616
Current taxes payable to parent	7,879
Payable for investment securities purchased	9,277
Equity options, written	18,617
Due to related party	2,408
Other liabilities	29,590
Total liabilities	4,421,387

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	201,517
Retained earnings:
Appropriated for pre-declared additional credits and interest	30
Appropriated for additional interest on advance payments	15
Unappropriated	42,857
Accumulated other comprehensive loss, net of tax	(3,060)
Total shareholder's equity	242,859
Total liabilities and shareholder's equity	$4,664,246

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2015

Investment Income
Interest income from unaffiliated investments:
Available-for-Sale securities	$40,180
Mortgage loans on real estate and other loans	3,259
Certificate loans	24
Dividends	124
Other	80
Total investment income	43,667

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	5,567
Investment advisory and services	5,022
Transfer agency	2,408
Depository	29
Other	344
Total investment expenses	13,370
Net investment income before provision for certificate reserves and income taxes	30,297

Provision for certificate reserves
According to the terms of the certificates:
Provision for certificate reserves	364
Interest on additional credits	15
Additional credits/interest authorized by ACC	12,674
Total provision for certificate reserves before reserve recoveries	13,053
Reserve recoveries from terminations prior to maturity	(353)
Net provision for certificate reserves	12,700

Net investment income before income taxes	17,597
Income tax expense	4,988
Net investment income	12,609

Net realized loss on investments	(998)
Income tax benefit	(349)
Net realized loss on investments, after-tax	(649)
Net Income	$11,960

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2015

Net income	$11,960
Other comprehensive income, net of tax:
Net unrealized gains on securities:
Net unrealized securities gains arising during the period	319
Reclassification of net securities losses included in net income	649
Total other comprehensive income, net of tax	968
Total comprehensive income	$12,928

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2015

Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-in Capital
Balance at beginning and end of period	201,517

Retained Earnings
Appropriated for Pre-declared Additional Credits and Interest
Balance at beginning of period	58
Transfer to unappropriated retained earnings	(28)
Balance at end of period	30

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	40,869
Net income	11,960
Transfer from appropriated retained earnings	28
Dividend to parent	(10,000)
Balance at end of period	42,857

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	(4,028)
Other comprehensive income, net of tax	968
Balance at end of period	(3,060)

Total Shareholder's Equity	$242,859

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2015

Cash Flows from Operating Activities
Net income	$11,960
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of premiums, accretion of discounts, net	13,878
Deferred income tax benefit	(156)
Net realized loss on Available-for-Sale securities	75
Other-than-temporary impairments and provision for loan loss	923
Changes in operating assets and liabilities:
Dividends and interest receivable	363
Certificate reserves, net	(1,150)
Deferred taxes, net	(209)
Current taxes payable to/receivable from parent, net	4,714
Derivatives, net of collateral	698
Other liabilities	11,131
Other, net	5,579
Net cash provided by operating activities	47,806

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	26
Maturities, redemptions and calls	577,596
Purchases	(762,581)
Syndicated loans, commercial mortgage loans and real estate owned:
Sales, maturities and repayments	12,154
Purchases and fundings	(12,490)
Certificate loans, net	47
Net cash used in investing activities	(185,248)

Cash Flows from Financing Activities
Payments from certificate holders and other additions	1,375,438
Certificate maturities and cash surrenders	(1,227,442)
Dividend to parent	(10,000)
Net cash provided by financing activities	137,996

Net increase in cash and cash equivalents	554
Cash and cash equivalents at beginning of period	68,632
Cash and cash equivalents at end of period	$69,186

Supplemental disclosures including non-cash transactions:
Cash paid for income taxes	$7,712
Cash paid for interest	14,879

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
CASH EQUIVALENTS
COMMERCIAL PAPER
CVS HEALTH CORP	07/01/2015	—%	$10,100	$10,100	$10,100
PLAINS ALL AMERICAN PIPELINE LP	07/06/2015	—%	25,000	24,999	24,999
SUNCOR ENERGY INC	07/09/2015	—%	6,000	5,999	5,999
UNITEDHEALTH GROUP INCORPORATED	07/01/2015	—%	2,000	2,000	2,000
WILLIAMS COMPANIES INC	07/01/2015	—%	25,000	25,000	25,000
TOTAL CASH EQUIVALENTS				68,098	68,098

FIXED MATURITIES
U. S. GOVERNMENT AND AGENCIES OBLIGATIONS
UNITED STATES OF AMERICA	11/15/2028	5.250%	200	212	261
UNITED STATES OF AMERICA	04/15/2017	0.875%	165	165	165
TOTAL - U. S. GOVERNMENT AND AGENCIES OBLIGATIONS				377	426

MUNICIPALS
FLORIDA ST MID-BAY BRIDGE AUTH	10/01/2021	3.784%	5,000	5,000	5,003
HURST-EULESS-BEDFORD TEX INDPT SCH DIST	08/15/2017	—%	1,000	973	974
LOS ANGELES CNTY CA REDEV AUTH	08/01/2019	2.644%	2,425	2,425	2,428
SACRAMENTO CALIF UNI SCH DIST	08/01/2016	0.704%	5,000	5,000	4,991
SACRAMENTO CALIF UNI SCH DIST	08/01/2017	1.248%	3,000	3,000	2,993
ST PAUL MINN HSG & REDEV AUTH	07/01/2017	1.400%	4,135	4,135	4,132
ST PAUL HSG REDEV AUTH	07/01/2018	1.838%	2,000	2,000	1,994
TOTAL - MUNICIPALS				22,533	22,515

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
FREDDIE MAC GOLD G11193	08/01/2016	5.000%	129	128	135
FREDDIE MAC GOLD G11298	08/01/2017	5.000%	317	317	331
FREDDIE MAC ARM 845154	07/01/2022	2.348%	49	51	51
FREDDIE MAC ARM 845523	11/01/2023	2.259%	10	10	10
FREDDIE MAC ARM 845654	02/01/2024	2.569%	167	169	172
FREDDIE MAC ARM 845730	11/01/2023	2.372%	193	197	201
FREDDIE MAC ARM 845733	04/01/2024	2.476%	217	220	229
FREDDIE MAC ARM 846702	10/01/2029	2.369%	60	61	64
FREDDIE MAC ARM 846107	02/01/2025	2.740%	56	57	58
FREDDIE MAC GOLD G30227	05/01/2023	5.500%	854	876	955
FREDDIE MAC GOLD E90153	06/01/2017	6.000%	70	71	72
FREDDIE MAC GOLD E90154	06/01/2017	6.000%	172	174	177
FREDDIE MAC GOLD E91041	09/01/2017	5.000%	240	239	250
FREDDIE MAC GOLD E95403	03/01/2018	5.000%	371	375	387
FREDDIE MAC GOLD E95671	04/01/2018	5.000%	499	504	521

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
FREDDIE MAC 1N1474	05/01/2037	2.385%	3,714	3,861	3,949
FREDDIE MAC 1H2520	06/01/2035	2.441%	10,809	11,487	11,531
FREDDIE MAC 1Q1540	06/01/2040	2.798%	18,321	19,603	19,600
FREDDIE MAC 1Q1515	11/01/2038	2.338%	39,917	42,257	42,424
FREDDIE MAC	05/01/2038	2.298%	29,430	31,139	31,317
FREDDIE MAC 1Q1548	08/01/2038	2.264%	18,236	19,232	19,396
FREDDIE MAC ARM 350190	05/01/2022	2.500%	37	38	38
FREDDIE MAC GOLD E01140	05/01/2017	6.000%	331	334	341
FREDDIE MAC ARM 788941	12/01/2031	2.375%	33	32	33
FREDDIE MAC 848922	04/01/2037	2.355%	10,481	11,198	11,167
FREDDIE MAC	09/01/2039	2.585%	9,069	9,593	9,663
FREDDIE MAC	08/01/2037	2.975%	13,161	14,064	14,044
FREDDIE MAC GOLD C90581	08/01/2022	5.500%	242	240	270
FREDDIE MAC GOLD C90582	09/01/2022	5.500%	145	144	162
FREDDIE MAC ARM 1B0183	12/01/2031	2.406%	113	111	115
FREDDIE MAC ARM 780845	09/01/2033	2.375%	402	391	419
FREDDIE MAC ARM 780514	05/01/2033	2.491%	658	674	710
FREDDIE MAC ARM 840031	01/01/2019	2.250%	3	3	3
FREDDIE MAC ARM 840035	01/01/2019	2.250%	24	24	24
FREDDIE MAC ARM 840036	01/01/2019	2.250%	15	16	16
FREDDIE MAC ARM 840072	06/01/2019	2.250%	36	36	36
FREDDIE MAC ARM 405014	01/01/2019	2.260%	18	18	18
FREDDIE MAC ARM 405092	03/01/2019	2.125%	19	19	19
FREDDIE MAC ARM 405185	10/01/2018	2.147%	42	42	43
FREDDIE MAC ARM 405243	07/01/2019	2.385%	38	38	38
FREDDIE MAC ARM 405437	10/01/2019	2.275%	41	41	41
FREDDIE MAC ARM 405615	10/01/2019	2.107%	17	17	17
FREDDIE MAC ARM 605432	08/01/2017	2.088%	10	10	10
FREDDIE MAC ARM 605433	09/01/2017	2.146%	20	20	20
FREDDIE MAC ARM 605454	10/01/2017	2.310%	8	8	8
FREDDIE MAC ARM 606024	02/01/2019	2.019%	28	28	28
FREDDIE MAC ARM 606025	07/01/2019	1.700%	65	65	66
FREDDIE MAC ARM 785363	02/01/2025	2.428%	71	72	74
FREDDIE MAC ARM 865008	02/01/2018	3.125%	37	37	38
FREDDIE MAC ARM 780903	09/01/2033	2.375%	437	433	466
FREDDIE MAC	08/01/2034	2.378%	1,746	1,765	1,872
FREDDIEMAC STRIP 328	02/15/2038	0.534%	18,579	18,607	18,626
FANNIE MAE ARM 70117	09/01/2017	2.270%	2	2	2
FANNIE MAE ARM 70007	07/01/2017	1.930%	8	8	8
FANNIE MAE ARM 105989	08/01/2020	3.205%	18	18	18
FANNIE MAE ARM 88879	11/01/2019	2.579%	65	66	66
FANNIE MAE ARM 89125	08/01/2019	1.873%	89	89	92

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
FANNIE MAE ARM 190726	03/01/2033	4.825%	187	190	199
FANNIE MAE 13-2 13-2 KF	01/25/2037	0.367%	16,596	16,555	16,521
FANNIE MAE 15-4	02/25/2045	0.530%	23,496	23,535	23,519
FANNIE MAE 15-22	04/25/2045	0.530%	17,113	17,123	17,152
FANNIE MAE 15-42	06/25/2055	0.482%	19,633	19,657	19,463
FANNIE MAE ARM 249907	02/01/2024	2.750%	257	259	269
FANNIE MAE 254590	01/01/2018	5.000%	1,024	1,025	1,072
FANNIE MAE 254591	01/01/2018	5.500%	718	725	748
FANNIE MAE ARM 303259	03/01/2025	2.287%	86	88	89
FANNIE MAE 303970	09/01/2024	6.000%	588	582	670
FREDDIE MAC 3812 3812 BE	09/15/2018	2.750%	2,307	2,325	2,358
FREDDIE MAC 4159 4159 FD	01/15/2043	0.536%	17,275	17,339	17,421
FREDDIE MAC 43-63	09/15/2041	0.554%	14,818	14,847	14,812
FREDDIE MAC	04/15/2040	0.494%	10,184	10,185	10,172
FANNIE MAE 545492	02/01/2022	5.500%	274	272	308
FANNIE MAE 545249	10/01/2016	5.500%	129	129	131
FANNIE MAE 545303	09/01/2016	5.000%	410	408	429
FANNIE MAE ARM 545786	06/01/2032	2.415%	225	226	231
FANNIE MAE HYBRID ARM 566074	05/01/2031	2.525%	334	334	352
FANNIE MAE HYBRID ARM 584507	06/01/2031	2.410%	326	324	347
FANNIE MAE 584829	05/01/2016	6.000%	34	33	34
FANNIE MAE 585743	05/01/2016	5.500%	88	88	89
FANNIE MAE 616220	11/01/2016	5.000%	128	127	134
FANNIE MAE 617270	01/01/2017	5.000%	230	229	241
FANNIE MAE ARM 620293	01/01/2032	2.400%	425	422	445
FANNIE MAE 622462	12/01/2016	5.500%	194	193	198
FANNIE MAE 623866	02/01/2017	5.000%	184	183	193
FANNIE MAE 625943	03/01/2017	5.000%	194	193	203
FANNIE MAE AL1037	01/01/2037	2.390%	6,776	7,231	7,264
FANNIE MAE AL2269	10/01/2040	2.398%	10,438	11,111	11,066
FANNIE MAE AL3935	09/01/2037	2.330%	17,600	18,638	18,720
FANNIE MAE AL3961	02/01/2039	2.190%	13,169	13,914	13,988
FANNIE MAE	03/01/2037	2.152%	14,488	15,258	15,477
FANNIE MAE	09/01/2036	2.266%	19,613	20,712	20,886
FANNIE MAE	02/01/2039	2.410%	16,592	17,631	17,767
FANNIE MAE AO8746	08/01/2027	2.500%	30,389	31,406	30,986
FANNIE MAE ARM 651629	08/01/2032	2.145%	322	323	336
FANNIE MAE ARM 654158	10/01/2032	1.790%	620	621	658
FANNIE MAE ARM 654195	10/01/2032	1.790%	608	608	645
FANNIE MAE ARM 655646	08/01/2032	2.228%	392	392	408
FANNIE MAE ARM 655798	08/01/2032	2.149%	668	667	711
FANNIE MAE ARM 661501	09/01/2032	2.191%	199	200	203

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
FANNIE MAE ARM 661349	09/01/2032	2.233%	269	270	288
FANNIE MAE ARM 661744	10/01/2032	2.183%	388	390	412
FANNIE MAE ARM 664521	10/01/2032	2.080%	188	189	192
FANNIE MAE ARM 664750	10/01/2032	2.073%	449	450	471
FANNIE MAE ARM 670731	11/01/2032	1.790%	474	476	496
FANNIE MAE ARM 670779	11/01/2032	1.790%	803	808	843
FANNIE MAE ARM 670890	12/01/2032	1.797%	675	678	716
FANNIE MAE ARM 670912	12/01/2032	1.790%	554	556	588
FANNIE MAE ARM 670947	12/01/2032	1.795%	588	591	624
FREDDIE MAC_2574 CMO 2574 JM	12/15/2022	5.000%	67	67	68
FREDDIE MAC_2586 CMO 2586 GB	01/15/2023	5.500%	194	194	197
FANNIE MAE 05-87 05-87 PE	12/25/2033	5.000%	689	691	692
FANNIE MAE 06-36 06-36 GF	05/25/2036	0.487%	9,703	9,749	9,709
FREDDIE MAC_2901 2901 MA	10/15/2033	4.500%	46	46	46
FREDDIE MAC 2934 2934 CI	01/15/2034	5.000%	2,670	2,708	2,709
FANNIE MAE FNMA_07-46 07-46 FB	05/25/2037	0.557%	5,104	5,116	5,126
FREDDIE MAC 3370 3370 TF	10/15/2037	0.516%	4,038	4,043	4,051
FREDDIE MAC STRUCTURED PASS THROUGH T-76 2A	10/25/2037	3.031%	12,264	12,510	12,256
FANNIE MAE 09-107 09-107 FL	02/25/2038	0.837%	9,634	9,685	9,699
FANNIE MAE 10-17 10-17 CA	11/25/2023	4.000%	68	70	68
FANNIE MAE 10-28 10-28 MB	10/25/2027	7.000%	769	769	769
FANNIE MAE 10-24 10-24 GA	09/25/2038	5.000%	711	714	714
FANNIE MAE 10-39 10-39 JT	05/25/2038	5.000%	8,329	8,439	8,449
FANNIE MAE ARM 694852	04/01/2033	2.167%	513	521	543
FANNIE MAE 703446	05/01/2018	4.500%	2,396	2,423	2,495
FANNIE MAE 704592	05/01/2018	5.000%	717	724	750
FANNIE MAE 708635	06/01/2018	5.000%	527	532	552
FANNIE MAE ARM 722779	09/01/2033	1.792%	1,197	1,199	1,254
FANNIE MAE 725558	06/01/2034	2.411%	629	623	667
FANNIE MAE	07/01/2033	1.793%	1,025	1,022	1,055
FANNIE MAE	07/01/2034	1.773%	412	404	432
FANNIE MAE ARM 733525	08/01/2033	1.942%	808	778	848
FANNIE MAE 735034	10/01/2034	2.107%	8,638	9,121	9,162
FANNIE MAE 735702	07/01/2035	2.372%	6,804	7,010	7,247
FANNIE MAE ARM 739194	09/01/2033	2.162%	630	632	670
FANNIE MAE ARM 743256	10/01/2033	2.209%	355	350	378
FANNIE MAE ARM 743856	11/01/2033	2.209%	283	283	303
FANNIE MAE ARM 758873	12/01/2033	2.150%	746	738	792
FANNIE MAE 794787	10/01/2034	1.917%	465	471	492
FANNIE MAE 799733	11/01/2034	2.142%	385	391	410
FANNIE MAE 801917	10/01/2034	2.445%	879	883	936
FANNIE MAE 801337	09/01/2034	1.952%	5,050	5,317	5,300

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
FANNIE MAE 804561	09/01/2034	2.300%	1,205	1,207	1,284
FANNIE MAE 807219	01/01/2035	2.425%	3,607	3,639	3,859
FANNIE MAE 809532	02/01/2035	2.278%	503	506	529
FANNIE MAE	08/01/2035	2.455%	1,232	1,239	1,316
FANNIE MAE 889335	06/01/2018	4.500%	2,084	2,111	2,171
FANNIE MAE 889485	06/01/2036	2.319%	6,830	6,948	7,254
FANNIE MAE 922674	04/01/2036	2.518%	3,533	3,620	3,765
FANNIE MAE 968438	01/01/2038	2.180%	8,788	9,248	9,416
FANNIE MAE 995548	09/01/2035	2.371%	4,751	4,860	5,037
FANNIE MAE 995123	08/01/2037	2.511%	3,321	3,440	3,568
FANNIE MAE 995604	11/01/2035	2.345%	13,436	14,191	14,286
FANNIE MAE 995614	08/01/2037	1.464%	3,550	3,742	3,657
FANNIE MAE AB1980	12/01/2020	3.000%	6,881	6,994	7,156
FANNIE MAE AB5230	05/01/2027	2.500%	16,051	16,393	16,366
FANNIE MAE MA0099	06/01/2019	4.000%	2,372	2,392	2,487
FANNIE MAE MA0598	12/01/2020	3.500%	6,115	6,286	6,451
FANNIE MAE MA1144	08/01/2027	2.500%	14,954	15,480	15,260
FANNIE MAE AD0901	04/01/2040	2.343%	10,011	10,656	10,703
FANNIE MAE AE0559	12/01/2034	2.131%	7,103	7,493	7,526
FANNIE MAE AE0566	08/01/2035	2.345%	7,281	7,675	7,748
GINNIE MAE II ARM 8157	03/20/2023	1.750%	91	92	94
GINNIE MAE II ARM 8206	03/20/2017	2.000%	13	13	13
GINNIE MAE II ARM 8240	07/20/2017	1.625%	9	9	10
GINNIE MAE II ARM 8251	08/20/2017	2.000%	1	1	1
GINNIE MAE II ARM 8274	10/20/2017	2.500%	37	36	38
GINNIE MAE II ARM 8283	11/20/2017	2.500%	3	3	3
GINNIE MAE II ARM 8293	12/20/2017	2.500%	8	8	8
GINNIE MAE II ARM 8353	05/20/2018	2.500%	20	20	20
GINNIE MAE II ARM 8341	04/20/2018	2.500%	2	2	2
GINNIE MAE II ARM 8365	06/20/2018	2.500%	23	23	24
GINNIE MAE II ARM 8377	07/20/2018	2.500%	11	11	12
GINNIE MAE II ARM 8428	11/20/2018	3.500%	4	4	4
GINNIE MAE II ARM 8440	12/20/2018	3.500%	15	15	15
GINNIE MAE II ARM 8638	06/20/2025	1.625%	124	125	129
GINNIE MAE II	07/20/2040	1.625%	12,137	12,583	12,602
GINNIE MAE II 082581	07/20/2040	4.000%	15,331	16,461	16,063
GINNIE MAE II 082602	08/20/2040	4.000%	23,803	25,589	25,094
GINNIE MAE II	12/20/2039	1.625%	12,971	13,505	13,496
GINNIE MAE II 082464	01/20/2040	3.000%	4,437	4,774	4,644
GINNIE MAE II 082497	03/20/2040	2.500%	7,879	8,379	8,265
GINNIE MAE II	01/20/2041	1.750%	12,452	12,964	12,950
GINNIE MAE II 082794	04/20/2041	3.500%	17,705	18,914	18,422

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
GINNIE MAE 10-59 VK	03/20/2036	4.000%	5,445	5,488	5,487
GINNIE MAE 11-72 M	06/20/2038	4.000%	4,402	4,647	4,499
GINNIE MAE A	11/20/2041	0.634%	12,501	12,530	12,562
GINNIE MAE G	10/20/2041	0.484%	17,086	17,069	17,176
GINNIE MAE A	02/20/2040	0.514%	23,908	23,952	23,522
GINNIE MAE 15-82	06/22/2035	0.483%	20,504	20,505	20,505
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				874,110	876,324

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
APS RESECURITIZATION TRUST APS_15-1	08/28/2054	0.327%	20,071	19,138	19,067
ADJUSTABLE RATE MORTAGE TRUST ARMT_04-2	02/25/2035	2.529%	1,074	1,090	1,063
AMERICAN HOME MORTGAGE INVESTMENT TRUST AHM_04-4	02/25/2045	2.423%	9,412	9,569	9,240
ASSET BACKED SECURITIES CORP HOME EQUITY ABSHE_05-HE2	02/25/2035	0.862%	928	900	926
BCAP LLC TRUST BCAP_13-RR1	11/26/2035	2.346%	7,195	7,271	7,251
BCAP LLC TRUST BCAP_09-RR1	11/26/2034	2.695%	1,533	1,491	1,541
BCAP LLC TRUST BCAP_09-RR1	05/26/2035	2.652%	6,542	6,356	6,601
BCAP LLC TRUST BCAP_09-RR1	05/26/2035	2.648%	4,187	4,061	4,231
BCAP LLC TRUST BCAP_09-RR8	03/26/2037	5.500%	880	875	897
BCAP LLC TRUST BCAP_11-RR11	10/26/2035	2.686%	4,412	4,391	4,388
BCAP LLC TRUST BCAP_11-RR10	06/26/2035	2.648%	9,724	9,720	9,813
BCAP LLC TRUST BCAP_12-RR3	07/26/2037	2.097%	3,759	3,762	3,737
BCAP LLC TRUST BCAP_12-RR3	07/26/2035	2.692%	6,711	6,807	6,728
BCAP LLC TRUST BCAP_12-RR3	01/26/2036	2.701%	3,982	4,047	3,984
BCAP LLC TRUST BCAP_12-RR5	10/26/2036	2.685%	6,318	6,332	6,342
BCAP LLC TRUST BCAP_12-RR6	05/26/2036	2.379%	5,934	5,914	5,925
BCAP LLC TRUST BCAP_12-RR10	03/26/2036	2.620%	24,297	24,656	24,411
BCAP LLC TRUST BCAP_12-RR10	03/26/2036	3.000%	1,169	1,170	1,171
BCAP LLC TRUST BCAP_12-RR10	10/26/2035	2.708%	6,106	6,156	6,184
BCAP LLC TRUST BCAP_12-RR11	07/26/2036	2.720%	14,757	15,050	14,797
BCAP LLC TRUST BCAP_12-RR11	07/26/2037	3.000%	4,854	4,879	4,870
BCAP LLC TRUST BCAP_12-RR12	06/26/2035	3.000%	6,955	7,015	6,947
BCAP LLC TRUST BCAP_12-RR12	06/26/2037	3.000%	2,787	2,796	2,787
BCAP LLC TRUST BCAP_13-RR7	06/26/2037	2.226%	7,995	8,047	7,961
BCAP LLC TRUST BCAP_13-RR7	12/27/2034	2.966%	15,906	16,164	16,403
BCAP LLC TRUST BCAP_13-RR8	05/26/2036	2.918%	7,828	7,881	7,765
BCAP LLC TRUST BCAP_13-RR9	01/26/2036	2.701%	13,636	13,725	13,692
BCAP LLC TRUST BCAP_14-RR2	09/26/2046	1.106%	11,930	11,604	11,531
BANK OF AMERICA FUNDING CORPORATION BAFC_05-G	10/20/2035	4.723%	2,831	2,663	2,691
BANC OF AMERICA FUNDING CORP BAFC_05-F	09/20/2035	2.691%	2,762	2,440	2,354	C
BANC OF AMERICA ALTERNATIVE LOAN TRUST BOAA_03-1	02/25/2033	5.000%	497	499	508
BANC OF AMERICA MORTGAGE SECURITIES BOAMS_04-B	03/25/2034	2.678%	4,891	4,878	4,134
BANC OF AMERICA MORTGAGE SECURITIES BOAMS_04-5	06/25/2019	5.000%	412	417	417

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
BANK OF AMERICA MORTGAGE SECURITIES BOAMS_03-I	10/25/2033	2.750%	2,721	2,712	2,763
BANK OF AMERICA MORTGAGE SECURITIES BOAMS_04-E	06/25/2034	2.863%	5,118	5,094	5,099
BANC OF AMERICA MORTGAGE SECURITIES BOAMS_06-B	11/20/2046	3.020%	1,695	1,514	1,383	C
BANC OF AMERICA FUNDING CORPORATION BAFC_12-R5	10/03/2039	0.444%	3,667	3,667	3,625
BEAR STEARNS ALT-A TRUST BALTA_05-2	04/25/2035	2.716%	2,410	2,405	2,126
BEAR STEARNS FUNDING TRUST BSMF_06-AR5	12/25/2046	0.397%	1,594	921	735	C
BELLA VISTA MORTGAGE TRUST BVMBS_05-1	02/22/2035	2.531%	3,550	3,541	3,479
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES CSMC_10-17R	06/26/2036	2.328%	5,777	5,777	5,824
CREDIT SUISSE COMMERCIAL MORTGAGE TRUST CSMC_13-2R	05/27/2036	2.000%	6,270	6,298	6,219
CREDIT SUISSE COMMERCIAL MORTGAGE TRUST CSMC_13-2R	09/27/2036	2.747%	9,004	9,206	9,211
CREDIT SUISSE MORTGAGE CAPITAL CSMC_12-11R	06/29/2047	1.185%	6,565	6,563	6,496
CREDIT SUISSE COMMERCIAL MORTGAGE TRUST CSMC_13-8R	05/27/2037	0.425%	9,059	8,933	8,972
CREDIT SUISSE COMMERCIAL MORTGAGE TRUST CSMC_13-11R	06/27/2034	2.750%	11,623	11,628	11,605
CREDIT SUISSE COMMERCIAL MORTGAGE TRUST CSMC_13-11R	05/27/2034	2.750%	20,755	20,788	20,466
CREDIT SUISSE MORTGAGE CAPITAL CSMC_13-12R	08/27/2033	2.750%	33,820	33,403	33,069
CREDIT SUISSE MORTGAGE CAPITAL CSMC_14-5R	07/27/2037	2.500%	12,670	12,670	12,545
CREDIT SUISSE MORTGAGE CAPITAL CSMC_14-11R	01/27/2036	2.450%	29,371	29,708	29,742
CREDIT SUISSE MORTGAGE CAPITAL CSMC_14-12R	06/27/2037	0.305%	9,136	9,040	9,010
CREDIT SUISSE MORTGAGE CAPITAL CSMC_15-1R	12/27/2035	2.730%	18,559	18,943	18,755
CREDIT SUISSE MORTGAGE TRUST CSMC_15-6R	07/27/2035	2.670%	22,547	22,913	22,913
COUNTRYWIDE HOME EQUITY LOAN TRUST CWHEL_04-K	02/15/2034	0.486%	257	186	229	C
COUNTRYWIDE ALTERNATIVE LOAN TRUST CWALT_04-33	12/25/2034	2.718%	651	658	632
COUNTRYWIDE ALTERNATIVE LOAN TRUST CWALT_05-27	08/25/2035	1.644%	3,303	2,763	2,683	C
COUNTRYWIDE ALTERNATIVE LOAN TRUST CWALT_05-24	07/20/2035	1.478%	2,629	2,082	2,175	C
COUNTRYWIDE HOME LOANS CWHL_05-HYB7	11/20/2035	4.743%	6,380	5,451	5,611	C
COUNTRYWIDE HOME LOANS CWHL_03-46	01/19/2034	2.472%	8,137	8,330	8,070
CENTEX HOME EQUITY CXHE_03-A	12/25/2031	4.250%	1,534	1,519	1,525
CHASE MORTGAGE FINANCE CORPORATION CHASE_07-A1	02/25/2037	2.553%	8,833	8,754	8,713
CHASEFLEX TRUST CFLX_07-M1	08/25/2037	0.337%	9,202	9,169	6,344	C
CITIGROUP MORTGAGE LOAN TRUST CMLTI_05-3	08/25/2035	2.633%	2,114	2,005	1,943	C
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_09-6	04/25/2037	0.255%	850	845	829
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_10-7	02/25/2035	2.363%	1,682	1,682	1,702
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_10-7	09/25/2037	1.184%	1,308	1,303	1,305
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_10-8	11/25/2036	4.000%	6,490	6,513	6,579
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_10-9	11/25/2035	2.500%	1,246	1,260	1,250
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_11-2	09/25/2037	2.356%	800	794	802
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_12-6	04/25/2037	2.737%	7,444	7,444	7,501
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_12-6	08/25/2036	2.411%	4,880	4,893	4,887
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_12-4	11/25/2035	2.719%	3,643	3,644	3,628
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_12-4	03/25/2036	2.650%	12,895	13,071	12,987
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_12-7	09/25/2036	2.498%	9,258	9,279	9,231
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_12-7	09/25/2035	3.500%	3,713	3,728	3,723

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_13-7	08/25/2036	2.411%	9,651	9,689	9,404
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_13-9	09/25/2034	2.414%	17,122	17,209	17,086
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_13-11	08/25/2027	2.000%	3,470	3,468	3,473
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_13-11	09/25/2034	2.415%	8,985	9,122	9,022
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_13-12	03/25/2035	2.485%	15,643	15,797	15,736
CITIGROUP MORTGAGE LOAN TRUST CMLTI_14-2	02/20/2036	2.313%	22,902	23,110	22,919
CITIGROUP MORTGAGE LOAN TRUST CMLTI_14-2	04/25/2036	3.250%	23,727	23,894	23,917
CITIGROUP MORTGAGE LOAN TRUST CMLTI_14-5	02/20/2036	2.319%	27,812	28,184	27,797
CITIGROUP MORTGAGE LOAN TRUST CMLTI_14-11	10/25/2035	2.584%	22,647	23,190	22,983
CITIGROUP MORTGAGE LOAN TRUST CMLTI_14-11	11/25/2036	3.250%	11,420	11,674	11,751
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_15-5	08/25/2034	2.666%	15,000	15,210	15,099
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_15-5	04/20/2035	2.426%	33,435	33,784	33,627
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_15-5	01/25/2036	0.435%	17,879	16,744	16,753
CS FIRST BOSTON MORTGAGE SECURITIES CORP. CSFB_04-AR3	04/25/2034	2.507%	5,405	5,482	5,528
CREDIT SUISSE MORTGAGE CAPITAL CSMC_09-2R	09/26/2034	2.717%	28,874	29,144	28,308
CREDIT SUISSE MORTGAGE CAPITAL CSMC_09-2R	09/26/2034	2.717%	28,874	28,934	27,672
CREDIT SUISSE MORTGAGE CAPITAL CSMC_11-17R	12/27/2037	3.400%	3,807	3,809	3,831
DEUTSCHE ALT-A SECURITIES INC MORTGAGE LOAN 06-AR6	02/25/2037	0.357%	9,525	5,478	7,952	C
DEUTSCHE ALT-A SECURITIES INC MORTGAGE LOAN 07-AR1	01/25/2047	0.347%	8,080	7,791	5,961	C
DEUTSCHE ALT-A SECURITIES INC MORTGAGE LOAN 07-OA1	02/25/2047	0.337%	3,834	3,339	2,740	C
EQUITY ONE ABS INC EQABS_04-3	07/25/2034	4.993%	3,608	3,616	3,703
FIELDSTONE MORTGAGE INVESTMENT CORP FMIC_04-3	08/25/2034	2.032%	1,043	1,009	1,043
FIRST HORIZON ALTERNATIVE MORTGAGE SECURITIES 04-AA4	10/25/2034	2.245%	1,573	1,598	1,573
FIRST HORIZON ALTERNATIVE MORTGAGE SECURITIES 04-AA7	02/25/2035	2.200%	1,011	1,021	903
FIRST HORIZON ALTERNATIVE MORTGAGE SECURITIES 05-AA2	03/25/2035	2.240%	2,001	2,032	1,801
FIRST HORIZON ALTERNATIVE MORTGAGE SECURITIES 05-AA3	05/25/2035	2.265%	4,518	4,554	4,335
GMAC MORTGAGE CORPORATION LOAN TRUST 04-AR2	08/19/2034	2.962%	1,208	1,211	1,171
GMAC MORTGAGE CORPORATION LOAN TRUST 04-AR2	08/19/2034	3.340%	1,518	1,520	1,502
GSR MORTGAGE LOAN TRUST GSR_05-AR5	10/25/2035	2.624%	5,224	4,908	4,667	C
GSR MORTGAGE LOAN TRUST GSR_05-AR7	11/25/2035	2.719%	2,397	2,263	2,307
GSR MORTGAGE LOAN TRUST GSR_05-AR3	05/25/2035	2.630%	3,022	3,035	2,780
GSR MORTGAGE LOAN TRUST GSR_05-AR1	01/25/2035	2.637%	3,631	3,647	3,635
GS MORTGAGE SECURITIES CORPORATION GSMSC_14-4R	08/26/2035	3.138%	17,375	17,843	17,844
GS MORTGAGE SECURITIES CORPORATION GSMSC_09-1R	11/25/2035	2.688%	1,581	1,497	1,591
GS MORTGAGE SECURITIES CORPORATION GSMSC_09-1R	11/25/2035	2.601%	1,573	1,481	1,581
GREENPOINT MORTGAGE PASS-THROUGH CERTIFICATES 05-AR5	11/25/2045	2.156%	5,535	4,994	4,088	C
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-1	04/19/2034	2.737%	429	431	427
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-4	06/19/2034	1.309%	98	97	94
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-6	08/19/2034	2.684%	491	488	487
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-7	11/19/2034	2.009%	1,374	1,363	1,308
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-10	01/19/2035	2.528%	993	1,003	987
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_05-8	09/19/2035	1.656%	2,422	2,040	1,767	C

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_05-15	10/20/2045	2.156%	6,892	6,247	5,777	C
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_06-14	01/25/2047	0.388%	3,585	1,433	1,024	C
INDYMAC INDX MORTGAGE LOAN TRUST INDX_05-AR1	03/25/2035	2.510%	15	15	14
INDYMAC INDX MORTGAGE LOAN TRUST INDX_05-AR5	05/25/2035	2.536%	3,777	3,465	3,264	C
JP MORGAN REREMIC JPMRR_09-12	07/26/2037	5.750%	318	321	322
JP MORGAN REREMIC JPMRR_10-5	08/26/2036	2.411%	1,236	1,238	1,242
JP MORGAN REREMIC JPMRR_11-2	03/26/2036	3.000%	3,746	3,712	3,785
JEFFERIES & CO JMAC_09-R12	02/26/2035	2.623%	5,368	5,272	5,445
JEFFERIES & CO JMAC_09-R12	01/26/2035	2.625%	2,350	2,307	2,402
JEFFERIES & CO JMAC_09-R2	12/26/2037	2.572%	9,469	9,538	9,378
JEFFRIES & CO JMAC_09-R3	12/26/2035	2.390%	3,477	3,227	3,492
LUMINENT MORTGAGE TRUST LUM_06-6	10/25/2046	0.427%	1,626	479	899	C
LUMINENT MORTGAGE TRUST LUM_07-1	01/25/2037	0.377%	348	571	69	C
MASTR ADJUSTABLE RATE MORTGAGES TRUST MARM_05-1	02/25/2035	2.670%	1,790	1,814	1,581
MERRILL LYNCH MORTGAGE INVESTORS TRUST MLMI_03-A5	08/25/2033	2.316%	1,838	1,834	1,861
MERRILL LYNCH MORTGAGE INVESTORS TRUST MLCC_04-1	12/25/2034	2.165%	677	678	678
MERRILL LYNCH MORTGAGE INVESTORS INC MLMI_05-A1	12/25/2034	2.555%	1,199	1,202	1,198
MERRILL LYNCH MORTGAGE INVESTORS INC MLMI_05-A2	02/25/2035	2.460%	2,726	2,727	2,731
MORGAN STANLEY REREMIC TRUST MSRR_15-R3	04/26/2047	2.254%	16,064	16,321	16,325
MORGAN STANLEY REREMIC TRUST MSRR_15-R4	08/26/2047	2.720%	23,348	23,508	23,509
MORGAN STANLEY MORTGAGE LOAN TRUST MSM_04-10AR	11/25/2034	2.934%	590	597	574
MORGAN STANLEY MORTGAGE LOAN TRUST MSM_04-10AR	11/25/2034	2.459%	1,651	1,679	1,661
MORGAN STANLEY REREMIC TRUST MSRR_10-R2	09/26/2035	5.108%	5,456	5,618	5,473
MORGAN STANLEY REREMIC TRUST MSRR_10-R6	09/26/2036	0.555%	3,341	3,297	3,114
MORGAN STANLEY REREMIC TRUST MSRR_13-R1	11/26/2036	1.969%	7,533	7,631	7,546
MORGAN STANLEY REREMIC TRUST MSRR_13-R3	02/26/2036	2.757%	22,411	22,620	22,529
MORGAN STANLEY REREMIC TRUST MSRR_13-R3	12/26/2036	2.023%	8,797	8,852	8,755
MORGAN STANLEY REREMIC TRUST MSRR_13-R3	11/26/2036	1.969%	5,634	5,611	5,552
MORGAN STANLEY REREMIC TRUST MSRR_13-R3	02/26/2036	2.504%	19,203	19,330	19,217
MORGAN STANLEY REREMIC TRUST MSRR_13-R8	09/26/2036	2.615%	32,229	32,950	32,427
MORGAN STANLEY REREMIC TRUST MSRR_13-R8	09/26/2036	2.687%	12,192	12,343	12,135
MORGAN STANLEY REREMIC TRUST MSRR_13-R8	09/26/2036	2.732%	5,321	5,397	5,299
MORGAN STANLEY REREMIC TRUST MSRR_13-R8	09/26/2036	2.439%	6,839	6,878	6,788
MORGAN STANLEY REREMIC TRUST MSRR_13-R8	09/26/2036	2.720%	13,059	13,275	12,981
MORGAN STANLEY REREMIC TRUST MSRR_13-R8	09/26/2036	2.626%	11,728	11,922	11,599
MORGAN STANLEY REREMIC TRUST MSRR_13-R9	06/26/2046	2.613%	11,201	11,363	11,220
MORGAN STANLEY REREMIC TRUST MSRR_14-R4	08/26/2034	2.474%	32,230	32,805	32,265
MORGAN STANLEY REREMIC TRUST MSRR_14-R4	08/26/2034	2.429%	28,280	28,755	28,726
MORGAN STANLEY REREMIC TRUST MSRR_14-R6	09/26/2035	2.717%	26,986	27,479	27,997
MSRR_15-R1	11/20/2036	2.436%	14,312	14,345	14,348
NATIONSTAR MORTGAGE LOAN TRUST NSMLT_13-A	12/25/2052	3.750%	5,045	5,160	5,139
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_14-3A	11/25/2054	3.750%	10,498	10,771	10,767

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
NMRR_14-6R	04/26/2037	2.506%	6,508	6,609	6,588
NMRR_14-7R	01/26/2036	2.710%	10,255	10,446	10,429
NOMURA RESECURITIZATION TRUST NMRR_15-4R	03/26/2037	2.462%	17,485	17,528	17,452
RBSSP RESECURITIZATION TRUST RBSSP_09-8	04/26/2036	2.713%	9,564	9,695	9,700
RBSSP RESECURITIZATION TRUST RBSSP_09-6	01/26/2036	2.474%	14,048	14,150	14,152
RBSSP RESECURITIZATION TRUST RBSSP_10-12	12/27/2035	4.000%	5,275	5,121	5,073
RBSSP RESECURITIZATION TRUST RBSSP_12-5	02/26/2047	0.340%	4,006	3,980	3,965
RBSSP RESECURITIZATION TRUST RBSSP_12-6	04/26/2035	0.687%	7,889	7,559	7,524
RESIDENTIAL ACCREDIT LOANS INC RALI_07-QO1	02/25/2047	0.377%	2,117	389	501	C
RENAISSANCE HOME EQUITY LOAN TRUST RAMC_05-3	11/25/2035	4.814%	2,334	2,328	2,381
RESIDENTIAL ACCREDIT LOANS INC RALI_03-QS2	02/25/2033	4.500%	667	662	671
RESIDENTIAL ACCREDIT LOANS INC RALI_04-QR1	10/25/2034	5.250%	9	9	9
RESIDENTIAL ACCREDIT LOANS INC RALI_05-QA2	02/25/2035	2.736%	3,792	3,347	3,127	C
RESIDENTIAL ACCREDIT LOANS INC RALI_04-QS5	04/25/2034	4.750%	385	384	388
RESIDENTIAL ASSET SECURITIES CORP RASC_04-KS9	10/25/2034	4.620%	2,135	1,684	2,001	C
RESIDENTIAL ASSET SECURITIES C RASC_03-K10	12/25/2033	4.540%	798	806	835
RESIDENTIAL FUNDING MORTGAGE SECURITIES I RFMSI_05-SA2	06/25/2035	2.896%	3,943	3,950	3,759
RESTRUCTURED ASSET BACKED SECURITIES RABS_04-1A	12/15/2030	4.000%	18	18	18
SASC_03-24A	07/25/2033	2.378%	446	452	439
WAMU MORTGAGE PASS-THROUGH CERTIFICATES 03-AR6	06/25/2033	2.558%	2,078	2,073	2,087
WAMU MORTGAGE PASS-THROUGH CERTIFICATES 05-AR4	04/25/2035	2.458%	9,251	9,218	9,113
WAMU MORTGAGE PASS-THROUGH CERTIFICATES 05-AR10	09/25/2035	2.400%	10,000	9,994	9,519
WAMU MORTGAGE PASS-THROUGH CERTIFICATES 04-AR10	07/25/2044	0.627%	1,108	1,112	1,028
WAMU MORTGAGE PASS-THROUGH CERTIFICATES 05-AR3	03/25/2035	2.440%	2,956	2,967	2,937
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 04-O	08/25/2034	2.620%	489	485	489
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 04-Q	09/25/2034	2.617%	5,089	5,163	5,149
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 03-M	12/25/2033	2.615%	1,607	1,655	1,618
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 04-W	11/25/2034	2.617%	8,681	8,700	8,756
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 04-I	07/25/2034	2.612%	2,976	2,981	3,038
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 04-CC	01/25/2035	2.616%	1,120	1,123	1,127
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 05-AR2	03/25/2035	2.616%	827	829	832
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 05-AR2	03/25/2035	2.614%	2,073	2,057	2,086
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 04-K	07/25/2034	2.730%	3,283	3,394	3,299
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 04-DD	01/25/2035	2.616%	3,468	3,466	3,455
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 05-AR10	06/25/2035	2.652%	15,493	15,846	15,694
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST 05-AR12	06/25/2035	2.648%	3,990	3,773	4,087
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,448,104	1,432,330
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				2,322,214	2,308,654

ASSET BACKED SECURITIES
ARL FIRST LLC ARLFR_12-1A	12/15/2042	1.934%	14,003	14,140	14,130
ACCESS GROUP INC ACSS_06-1	08/25/2023	0.392%	2,553	2,519	2,543

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
APIDOS CDO APID_14-17A	04/17/2026	1.774%	20,000	19,982	19,991
ARES CLO LTD ARES_13-1A	04/15/2025	1.375%	40,000	39,922	39,529
ATRIUM CDO CORP ATRM_10A	07/16/2025	1.396%	25,000	24,969	24,682
CLI FUNDING LLC CLIF_14-1A	06/18/2029	3.290%	13,429	13,451	13,502
CLI FUNDING LLC CLIF_06-1A	08/18/2021	0.365%	1,588	1,471	1,581
CARLYLE GLOBAL MARKET STRATEGIES CGMS_13-1A	02/14/2025	1.575%	20,000	20,000	19,937
CENTRE POINT FUNDING LLC CPF_12-2A	08/20/2021	2.610%	1,059	1,059	1,060
COLLEGE LOAN CORPORATION TRUST COLLE_02-2	03/01/2042	0.319%	10,000	8,516	9,050
CRONOS CONTAINERS PROGRAM LTD CRNN_13-1A	04/18/2028	3.080%	6,972	7,010	6,952
DIAMOND RESORTS OWNER TRUST DROT_13-2	05/20/2026	2.270%	3,522	3,521	3,538
DRYDEN SENIOR LOAN FUND DRSLF_14-33	07/15/2026	1.755%	30,000	30,000	29,957
DRYDEN SENIOR LOAN FUND DRSLF_13-26A	07/15/2025	1.375%	40,000	40,000	39,541
EXETER AUTOMOBILE RECEIVABLES TRUST EART_15-1A	06/17/2019	1.600%	6,932	6,932	6,923
EXETER AUTOMOBILE RECEIVABLES TRUST EART_15-2A	11/15/2019	1.540%	5,285	5,285	5,274
GE DEALER FLOORPLAN MASTER NOTE TRUST GEDFT_12-4	10/20/2017	0.627%	12,000	12,000	12,004
GLOBAL SC FINANCE SRL SEACO_14-1A	07/17/2029	3.190%	9,083	9,082	9,065
HILTON GRAND VACATIONS TRUST HGVT_13-A	01/25/2026	2.280%	5,727	5,727	5,764
ING INVESTMENT MANAGEMENT CLO LTD INGIM_13-2A	04/25/2025	1.427%	30,000	30,000	29,676
321 HENDERSON RECEIVABLES LLC HENDR_10-3A	12/15/2048	3.820%	1,673	1,675	1,759
NAVITAS EQUIPMENT RECEIVABLES LLC NVTAS_13-1	11/15/2016	1.950%	1,423	1,423	1,424
NORTHSTAR EDUCATION FINANCE INC NEF_04-2	07/30/2018	0.449%	10,000	9,946	9,900
OAK HILL CREDIT PARTNERS OAKC_13-8A	04/20/2025	1.395%	20,000	20,000	19,778
OFAF_15-T2	09/15/2045	2.014%	7,500	7,500	7,500
RACE POINT CLO LTD RACEP_13-8A	02/20/2025	1.526%	14,000	13,972	13,922
SLM STUDENT LOAN TRUST SLMA_06-3	07/25/2019	0.357%	3,849	3,793	3,839
SLM STUDENT LOAN TRUST SLMA_06-4	10/27/2025	0.377%	10,052	10,032	10,016
SLM PRIVATE CREDIT STUDENT LOAN TRUST 2003-A	09/15/2020	0.726%	2,248	2,072	2,240
SLM PRIVATE CREDIT STUDENT LOAN TRUST SLMA_03-C	09/15/2020	0.676%	1,083	1,063	1,069
SLM PRIVATE CREDIT STUDENT LOAN TRUST SLMA_05-B	03/15/2023	0.466%	5,345	5,044	5,310
SLM STUDENT LOAN TRUST SLMA_11-2	11/25/2027	0.787%	2,531	2,528	2,535
SMART TRUST SMAT_11-4USA	08/14/2017	2.280%	2,857	2,857	2,858
SLM STUDENT LOAN TRUST SLMA_12-B	10/15/2030	3.480%	5,000	5,037	5,157
SLM STUDENT LOAN TRUST SLMA_12-3	12/26/2025	0.837%	12,568	12,666	12,544
SMART TRUST SMAT_12-2USA	10/14/2016	1.590%	1,862	1,862	1,865
SVO VOI MORTGAGE CORP SVOVM_12-AA	09/20/2029	2.000%	2,284	2,308	2,283
SCHOLAR FUNDING TRUST SCHOL_12-B	10/28/2025	0.586%	2,621	2,617	2,621
SIERRA RECEIVABLES FUNDING COMPANY SRFC_12-3A	08/20/2029	1.870%	5,213	5,226	5,209
SIERRA RECEIVABLES FUNDING COMPANY SRFC_11-1A	04/20/2026	3.350%	949	949	955
SIERRA RECEIVABLES FUNDING COMPANY SRFC_12-1A	11/20/2028	2.840%	1,187	1,187	1,200
SIERRA RECEIVABLES FUNDING COMPANY SRFC_13-2A	11/20/2025	2.280%	2,341	2,341	2,344
SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTS 02-20J	10/01/2022	4.750%	680	686	715
SBAP_05-10D	07/01/2015	4.510%	98	98	98

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
TAL ADVANTAGE LLC TAL_13-1A	02/22/2038	2.830%	2,894	2,902	2,879
U-HAUL S FLEET LLC UHAUL_10-BT1A	10/25/2023	4.899%	6,088	6,088	6,390
WELK RESORTS LLC WLKRG_13-AA	03/15/2029	3.100%	1,626	1,626	1,632
TOTAL ASSET BACKED SECURITIES				423,084	422,741

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE	01/01/2019	6.075%	759	761	846
FANNIE MAE 06-M2	10/25/2032	5.271%	9,287	9,867	10,533
GINNIE MAE 10-16	01/16/2040	3.214%	2	2	2
GINNIE MAE 10-161	05/16/2035	2.110%	2,104	2,116	2,122
GINNIE MAE 13-13	04/16/2046	1.700%	7,193	6,869	6,895
GINNIE MAE 11-165	10/16/2037	2.194%	16,711	16,856	16,712
GINNIE MAE 13-141	06/16/2040	2.023%	17,430	17,436	17,511
GINNIE MAE 13-57	06/16/2037	1.350%	4,570	4,510	4,498
GINNIE MAE 14-75	06/16/2047	2.000%	8,378	8,412	8,614
GINNIE MAE 14-70	04/16/2042	1.900%	30,093	30,494	30,945
GINNIE MAE_13-159	08/16/2038	1.794%	16,866	16,733	16,894
GINNIE MAE_13-146	08/16/2040	2.000%	6,807	6,818	6,869
GINNIE MAE_13-194	05/16/2038	2.250%	12,734	12,792	12,853
GINNIE MAE_14-48	10/16/2041	1.900%	16,302	16,497	16,766
GINNIE MAE_14-9	09/16/2041	2.500%	8,728	8,956	8,972
GINNIE MAE_14-17	06/16/2048	2.361%	7,977	8,217	8,425
GINNIE MAE_14-61	01/16/2044	2.205%	10,007	10,034	10,063
GINNIE MAE_14-112	12/16/2040	1.900%	7,135	7,236	7,353
GINNIE MAE_14-143	03/16/2040	2.500%	4,612	4,724	4,745
GINNIE MAE_14-143	03/16/2040	2.000%	9,224	9,311	9,549
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				198,641	201,167

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
CFCRE COMMERCIAL MORTAGE TRUST CFCRE_11-C2	12/15/2047	3.061%	22,419	22,535	22,888
COMM MORTGAGE TRUST COMM_13-THL	06/08/2030	1.185%	9,782	9,776	9,775
COLONY MULTIFAMILY MORTGAGE TRUST COLNY_14-1	04/20/2050	2.543%	5,916	5,915	5,930
DBUBS MORTGAGE TRUST DBUBS_11-LC1A	11/10/2046	3.742%	13,201	13,298	13,346
DBUBS MORTGAGE TRUST DBUBS_11-LC2A	07/10/2044	3.527%	3,060	3,077	3,184
GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY	05/12/2035	5.254%	30	30	30
GS MORTGAGE SECURITIES CORPORATION II GSMS_11-GC5	08/10/2044	2.999%	12,500	12,512	12,710
GS MORTGAGE SECURITIES CORPORATION II GSMS_10-C2	12/10/2043	3.849%	8,185	8,226	8,305
JP MORGAN CHASE COMMERCIAL MORTGAGE SEC CORP 07-CB19	02/12/2049	5.868%	1,189	1,203	1,226
JP MORGAN CHASE COMMERCIAL MORTGAGE SEC CORP 10-C2	11/15/2043	2.749%	3,828	3,833	3,844
JP MORGAN CHASE COMMERCIAL MORTGAGE SEC CORP 10-CNTR	08/05/2032	3.300%	7,468	7,506	7,688
JP MORGAN CHASE COMMERCIAL MORTGAGE SEC 11-C5	08/15/2046	3.149%	4,278	4,282	4,365

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
JP MORGAN CHASE COMMERCIAL MORTGAGE SEC CORP 11-PLSD	11/13/2028	3.364%	7,195	7,209	7,383
MORGAN STANLEY REREMIC TRUST MSRR_09-GG10	08/12/2045	5.989%	14,963	15,809	15,844
MORGAN STANLEY CAPITAL I TRUST MSC_11-C3	07/15/2049	3.224%	3,122	3,124	3,186
ORES NPL LLC ORES_14-LV3	03/27/2024	3.000%	13,177	13,177	13,177
RIALTO REAL ESTATE FUND LP RIAL_14-LT5	05/15/2024	2.850%	814	814	814
RIALTO REAL ESTATE FUND LP RIAL_15-LT7	12/25/2032	3.000%	10,000	9,992	9,992
UBS-CITIGROUP COMMERCIAL MORTGAGE TRUST UBSC_11-C1	01/10/2045	3.187%	9,000	9,069	9,378
VFC LLC VFCP_14-2	07/20/2030	2.750%	2,966	2,967	2,967
VFC LLC VFCP_15-3	12/20/2031	2.750%	10,625	10,608	10,605
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:				164,962	166,637
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				363,603	367,804

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK HENDERSON	06/15/2011	—%	1,500	—	3	c, d
TOTAL BANKING				—	3

BASIC INDUSTRY
DOW CHEMICAL COMPANY (THE)	02/15/2016	2.500%	8,385	8,474	8,465
EASTMAN CHEMICAL COMPANY	06/01/2017	2.400%	8,425	8,451	8,564
LYONDELLBASELL INDUSTRIES NV	04/15/2019	5.000%	22,965	25,063	24,877
VALE OVERSEAS LTD	01/23/2017	6.250%	10,750	11,314	11,368
TOTAL BASIC INDUSTRY				53,302	53,274

CAPITAL GOODS
BAE SYSTEMS PLC	10/11/2016	3.500%	4,300	4,429	4,419
L-3 COMMUNICATIONS HOLDINGS, INC.	11/15/2016	3.950%	29,566	30,429	30,528
L-3 COMMUNICATIONS HOLDINGS, INC.	05/28/2017	1.500%	7,500	7,496	7,449
LOCKHEED MARTIN CORPORATION	05/01/2016	7.650%	22,000	23,194	23,228
NORDSON CORPORATION	07/26/2017	2.270%	15,000	15,000	15,092
STERICYCLE INC	10/15/2017	3.890%	800	835	837
WASTE MANAGEMENT INC	09/01/2016	2.600%	11,954	12,014	12,163
TOTAL CAPITAL GOODS				93,397	93,716

COMMUNICATIONS
A&E TELEVISION NETWORKS LLC	08/22/2019	3.110%	5,000	5,067	5,067
AT&T INC	08/15/2016	2.400%	3,994	4,042	4,049
SKY PLC	10/15/2015	5.625%	11,960	12,093	12,106
DEUTSCHE TELEKOM AG	04/11/2016	3.125%	10,000	10,044	10,170
ORANGE SA	09/14/2016	2.750%	7,500	7,491	7,636
SCRIPPS NETWORKS INTERACTIVE INC	12/15/2016	2.700%	2,016	2,058	2,056
SCRIPPS NETWORKS INTERACTIVE INC	11/15/2019	2.750%	30,752	31,027	30,818

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
VODAFONE GROUP PLC	02/27/2017	5.625%	5,300	5,672	5,631
TOTAL COMMUNICATIONS				77,494	77,533

CONSUMER CYCLICAL
AUTOLIV INC	04/23/2019	2.840%	5,000	5,000	5,023
BEST BUY CO INC	03/15/2016	3.750%	10,000	9,966	10,125
YUM! BRANDS INC.	04/15/2016	6.250%	15,700	16,257	16,309
TOTAL CONSUMER CYCLICAL				31,223	31,457

CONSUMER NON CYCLICAL
ABBVIE INC	05/14/2018	1.800%	24,500	24,476	24,428
ANHEUSER-BUSCH INBEV NV	01/17/2018	1.250%	37,180	36,681	37,059
BECTON DICKINSON AND COMPANY	12/15/2019	2.675%	12,067	12,261	12,076
CLOROX COMPANY	10/15/2017	5.950%	21,640	23,754	23,803
CONAGRA FOODS INC	09/10/2015	1.350%	5,000	5,001	5,002
CONAGRA FOODS INC	01/25/2018	1.900%	19,375	19,420	19,086
DIAGEO PLC	05/11/2017	1.500%	31,885	31,985	31,888
DIAGEO PLC	10/28/2015	5.300%	1,875	1,903	1,902
EXPRESS SCRIPTS HOLDING CO	05/15/2016	3.125%	7,000	7,050	7,115
GENERAL MILLS INC	10/20/2017	1.400%	30,000	29,996	29,953
HEINEKEN HOLDING NV	10/01/2015	0.800%	13,800	13,798	13,804
INTERNATIONAL FLAVORS & FRAGRANCES INC.	07/12/2016	6.140%	4,000	4,182	4,182
KELLOGG COMPANY	05/30/2016	4.450%	7,450	7,669	7,681
KELLOGG COMPANY	11/17/2016	1.875%	5,000	5,057	5,047
KROGER CO (THE)	10/01/2015	3.900%	4,000	4,018	4,030
MARS INC	10/11/2017	2.190%	35,000	35,000	35,229
MCKESSON CORP	12/04/2015	0.950%	3,430	3,433	3,435
JM SMUCKER CO/THE	03/15/2018	1.750%	7,045	7,032	7,040
SODEXO	03/04/2019	2.710%	10,000	10,000	10,084
TYSON 2009 FAMILY TRUST	08/15/2019	2.650%	17,603	17,829	17,719
MARS INC	10/21/2016	1.400%	15,960	16,017	16,001
MARS INC	10/20/2017	2.000%	7,746	7,845	7,815
ESSILOR INTERNATIONAL (COMPAGNIE GENERALE DOPTIQUE)	03/15/2017	2.650%	7,500	7,501	7,622
ESSILOR INTERNATIONAL (COMPAGNIE GENERALE DOPTIQUE)	05/04/2017	1.840%	15,000	15,015	15,043
TOTAL CONSUMER NON CYCLICAL				346,923	347,044

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
ELECTRIC
AMERICAN ELECTRIC POWER COMPANY INC	04/30/2019	2.610%	8,000	8,000	7,534
AMERICAN ELECTRIC POWER COMPANY INC	12/15/2017	1.650%	5,674	5,693	5,681
PINNACLE WEST CAPITAL CORPORATION	08/01/2016	6.250%	1,505	1,586	1,590
CENTERPOINT ENERGY INC	02/01/2017	5.950%	10,000	10,735	10,737
CMS ENERGY CORPORATION	10/15/2015	2.600%	10,000	10,019	10,043
DTE ENERGY COMPANY	06/01/2016	6.350%	1,260	1,308	1,320
DOMINION RESOURCES INC/VA	09/15/2017	1.400%	1,850	1,852	1,850
DOMINION RESOURCES INC/VA	06/15/2018	1.900%	13,000	12,996	13,016
DUKE ENERGY CORP	08/15/2017	1.625%	9,365	9,408	9,400
BERKSHIRE HATHAWAY INC	03/15/2016	5.950%	11,000	11,322	11,403
EVERSOURCE ENERGY	05/01/2018	1.450%	16,755	16,571	16,656
EVERSOURCE ENERGY	01/15/2018	1.600%	8,025	8,020	8,057
TEXAS ENERGY FUTURE HOLDINGS LP	06/01/2019	2.150%	12,100	12,218	12,003
PG&E CORPORATION	03/01/2019	2.400%	25,797	26,077	25,830
PPL CORPORATION	06/01/2018	1.900%	17,610	17,614	17,567
TRANSALTA CORPORATION	06/03/2017	1.900%	27,905	27,963	27,765
DOMINION RESOURCES INC/VA	01/15/2016	5.400%	1,500	1,538	1,538
WISCONSIN ENERGY CORPORATION	06/15/2018	1.650%	9,225	9,210	9,231
XCEL ENERGY INC	05/09/2016	0.750%	6,029	6,031	6,011
XCEL ENERGY INC	06/01/2017	1.200%	7,000	6,994	7,001
ELECTRIC TRANSMISSION TEXAS LLC	06/28/2018	3.690%	25,000	25,994	25,884
TOTAL ELECTRIC				231,149	230,117

ENERGY
ANADARKO PETROLEUM CORPORATION	09/15/2016	5.950%	19,681	20,637	20,762
APACHE CORPORATION	04/15/2017	1.750%	9,472	9,567	9,513
BP PLC	03/11/2016	3.200%	10,710	10,898	10,884
CANADIAN NATURAL RESOURCES LIMITED	08/15/2016	6.000%	3,145	3,322	3,309
CANADIAN NATURAL RESOURCES LIMITED	05/15/2017	5.700%	15,500	16,669	16,678
CENTERPOINT ENERGY INC	05/01/2016	6.150%	1,395	1,455	1,453
CHESAPEAKE ENERGY CORPORATION	08/15/2017	6.500%	210	209	215
KINDER MORGAN INC	11/15/2015	6.800%	35,318	35,876	36,064
COLUMBIA PIPELINE GROUP INC	06/01/2018	2.450%	20,500	20,638	20,658
ENTERPRISE PRODUCTS PARTNERS L.P.	10/15/2019	2.550%	14,500	14,600	14,496
HESS CORPORATION	06/15/2017	1.300%	1,825	1,814	1,816
BERKSHIRE HATHAWAY INC	04/30/2018	4.893%	9,620	10,225	10,173
MARATHON OIL CORP	11/01/2015	0.900%	27,625	27,632	27,618
MARATHON PETROLEUM CORP	03/01/2016	3.500%	15,328	15,596	15,587
NOBLE CORPORATION PLC	03/01/2016	3.050%	26,651	26,909	26,843
NOBLE CORPORATION PLC	03/15/2017	2.500%	5,000	5,051	4,994
WILLIAMS COMPANIES INC	06/15/2016	7.000%	6,780	7,086	7,177

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
ENERGY TRANSFER PARTNERS LP	11/01/2017	6.200%	5,000	5,536	5,481
PHILLIPS 66	05/01/2017	2.950%	17,360	17,894	17,844
PLAINS ALL AMERICAN PIPELINE LP	09/15/2015	3.950%	8,000	8,037	8,045
KINDER MORGAN INC	04/01/2017	5.900%	3,296	3,544	3,510
MSIP - SSCC HOLDINGS LLC	06/01/2016	6.000%	9,449	9,735	9,732
WILLIAMS COMPANIES INC	04/15/2016	6.400%	649	669	677
TOTAL ENERGY				273,599	273,529

FINANCE COMPANIES
GENERAL ELECTRIC CO	10/17/2016	3.350%	25,000	25,555	25,789
GENERAL ELECTRIC CO	07/02/2015	1.625%	7,000	7,000	7,000
GENERAL ELECTRIC CO	01/08/2016	1.000%	4,000	3,998	4,012
TOTAL FINANCE COMPANIES				36,553	36,801

INSURANCE
ANTHEM INC	09/10/2015	1.250%	14,375	14,381	14,383
TOTAL INSURANCE				14,381	14,383

NATURAL GAS
SEMPRA ENERGY	04/01/2017	2.300%	11,575	11,794	11,745
SEMPRA ENERGY	03/15/2020	2.400%	5,000	5,004	4,961
TOTAL NATURAL GAS				16,798	16,706

TECHNOLOGY
CISCO SYSTEMS INC	06/15/2018	1.650%	20,000	19,997	20,071
HEWLETT-PACKARD COMPANY	09/15/2016	3.000%	30,000	30,277	30,609
SAP SE	10/14/2017	2.950%	3,000	3,062	3,070
SAP SE	06/01/2016	2.770%	15,000	15,191	15,186
SAP SE	11/15/2017	2.130%	10,000	9,999	10,047
TOTAL TECHNOLOGY				78,526	78,983

TRANSPORTATION
UNION PACIFIC CORPORATION	02/01/2016	7.000%	12,500	12,906	12,952
TOTAL TRANSPORTATION				12,906	12,952
TOTAL - CORPORATE DEBT SECURITIES				1,266,251	1,266,498

STRUCTURED SECURITIES
MERRILL LYNCH ELLIOTT & PAIGE	02/23/2010	—%	11,000	—	—	c, d
TOTAL STRUCTURED SECURITIES				—	—

TOTAL - FIXED MATURITIES				4,398,062	4,388,638

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
COMMON STOCKS
BUILDING PRODUCTS
CONTECH ENGINEERED SOLUTIONS LLC			13	296	493	d
TOTAL - BUILDING PRODUCTS				296	493

CHEMICALS
LYONDELLBASELL INDUSTRIES NV			16	82	1,676
TOTAL - CHEMICALS				82	1,676

CONGLOMERATES/DIVERSIFIED MFG
DAYCO LLC			10	115	389	d
TOTAL - CONGLOMERATES/DIVERSIFIED MFG				115	389

ELECTRONIC/INFO/DATATECH
EAGLE TOPCO 2013 LTD.			210	—	—	d
TOTAL - ECLECTRONIC/INFO/DATATECH				—	—

FINANCE - OTHER
NPF XII INC NPF12_02-2			10,000	—	—	d
TOTAL - FINANCE - OTHER				—	—

GAMING
AFFINITY GAMING LLC			9	87	96	d
TROPICANA CASINOS AND RESORTS INC			4	—	73	d
TOTAL - GAMING				87	169

LEISURE
MGM HOLDINGS II INC			37	715	2,955	c,d
TOTAL - LEISURE				715	2,955

MEDIA
CUMULUS MEDIA INC			23	69	47	d
TRIBUNE MEDIA COMPANY			13	576	685
CENGAGE LEARNING INC			4	128	99
MEDIANEWS GROUP INC			3	41	93	d
TOTAL - MEDIA				814	924

METALS/MINING
ALERIS HOLDING CO			5	184	198	d
TOTAL - METALS/MINING				184	198

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
PUBLISHING
TRIBUNE PUBLISHING CO			2	1	29
TOTAL - PUBLISHING				1	29

TELECOMMUNICATIONS
HAWAIIAN TELCOM HOLDCO INC			3	49	87	c, d
TOTAL - TELECOMMUNICATIONS				49	87

TOTAL - COMMON STOCKS				2,343	6,920

SYNDICATED LOANS
BASIC INDUSTRY
CELANESE US HOLDINGS LLC	10/31/2018	2.434%	703	703	703
MINERALS TECHNOLOGIES INC.	05/31/2021	3.750%	100	100	100
UNIVAR INC	06/30/2017	5.000%	497	481	481
HUNTSMAN CORP	04/19/2017	2.731%	1,156	1,154	1,154
HUNTSMAN CORP	04/19/2017	3.217%	428	426	426
TRONOX LTD	03/19/2020	4.250%	995	988	988
FORTESCUE METALS GROUP LTD	06/28/2019	3.750%	992	988	988
EI DU PONT DE NEMOURS & CO	05/12/2022	3.750%	100	100	100
UNIVAR INC	06/29/2022	4.250%	300	298	298
TOTAL - BASIC INDUSTRY				5,238	5,238

BROKERAGE
LPL FINANCIAL HOLDINGS INC	03/29/2019	3.250%	736	729	729
TOTAL - BROKERAGE				729	729

CAPITAL GOODS
ACCUDYNE INDUSTRIES BORROWER / ACCUDYNE INDUSTRIES LLC	12/13/2019	4.000%	971	958	958
BERRY PLASTICS CORP	02/08/2020	3.500%	992	978	978
TRANSDIGM INC	02/28/2020	3.750%	885	881	881
COD INTERMEDIATE LLC	03/23/2018	4.000%	730	730	730
CROSBY US ACQUISITION CORP	11/23/2020	3.750%	992	990	990
PACKAGING HOLDINGS LTD	12/01/2018	4.500%	970	969	969
BERRY PLASTICS GROUP INC	01/06/2021	3.750%	2,024	1,999	1,999
WESCO AIRCRAFT HARDWARE CORP	02/28/2021	3.250%	992	982	982
FORSTMANN LITTLE & CO	05/06/2021	5.250%	995	987	987
BOE HOLDING CORP	08/14/2020	5.500%	997	1,001	1,001
B/E AEROSPACE INC	12/16/2021	4.000%	150	149	149
WASTE INDUSTRIES USA INC.	02/27/2020	4.250%	250	250	250
TOTAL - CAPITAL GOODS				10,874	10,874

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
COMMUNICATIONS
NIELSEN NV	04/15/2021	3.183%	751	750	750
TRIBUNE MEDIA COMPANY	12/27/2020	3.750%	1,277	1,274	1,274
DEX MEDIA INC (DELAWARE)	12/30/2016	11.600%	195	148	148
DEX MEDIA INC (DELAWARE)	12/31/2016	9.750%	284	198	198
CABLEVISION SYSTEMS CORPORATION	04/17/2020	2.685%	740	730	730
CHARTER COMMUNICATIONS INC	01/03/2021	3.000%	1,307	1,288	1,288
NATIONAL CINEMEDIA INC	11/26/2019	2.940%	1,000	979	979
SINCLAIR BROADCAST GROUP INC	04/09/2020	3.000%	995	980	980
SERAFINA SA	06/30/2019	3.750%	1,000	986	986
WINDSTREAM HOLDINGS INC	08/08/2019	3.500%	995	984	984
SOUTHWIRE CO	02/10/2021	3.004%	995	981	981
HIBU PLC	03/03/2019	5.270%	219	180	180
HIBU PLC	03/01/2024	—%	549	—	—	d
HIBU PLC	03/03/2019	—%	17	—	—	d
ION MEDIA NETWORKS INC	12/18/2020	4.750%	349	348	348
SONIFI SOLUTIONS INC	03/28/2018	—%	317	269	269
HUBBARD RADIO LLC	05/27/2022	4.250%	225	225	225
TOTAL - COMMUNICATIONS				10,320	10,320

CONSUMER CYCLICAL
DOLLAR TREE INC	03/09/2022	3.500%	400	399	399
PENN NATIONAL GAMING INC	10/30/2020	3.250%	992	987	987
REGAL ENTERTAINMENT GROUP	04/01/2022	3.750%	992	988	988
SABRE HOLDINGS CORPORATION	02/19/2019	4.000%	276	276	276
LAS VEGAS SANDS CORP	12/19/2020	3.250%	553	542	542
CREATIVE ARTISTS AGENCY LLC	12/17/2021	5.503%	150	148	148
BASS PRO GROUP LLC	06/05/2020	4.000%	150	150	150
KKR & CO LP	06/22/2022	5.000%	325	323	323
SIX FLAGS ENTERTAINMENT CORP	06/30/2022	3.500%	200	200	200
TOTAL - CONSUMER CYCLICAL				4,013	4,013

CONSUMER NON CYCLICAL
ARAMARK	07/26/2016	3.685%	49	49	49
ARAMARK	07/26/2016	3.685%	27	27	27
HJ HEINZ HOLDING CORPORATION	06/05/2020	3.250%	663	657	657
HCA HOLDINGS INC	05/01/2018	3.025%	1,166	1,165	1,165
US FOODS INC	03/31/2019	4.500%	1,492	1,486	1,486
JBS SA	09/18/2020	3.750%	995	982	982
JARDEN CORP	09/30/2020	2.935%	208	208	208
ARAMARK	02/24/2021	3.685%	739	737	737
PARTY CITY HOLDCO INC	07/27/2019	4.000%	992	985	985

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
MALLINCKRODT PLC	03/19/2021	3.250%	992	991	991
GRIFOLS SA	02/27/2021	3.185%	992	988	988
ENDO INTERNATIONAL PLC	03/01/2021	3.250%	992	988	988
BLACKSTONE GROUP LP/THE	05/20/2021	4.250%	674	669	669
VARSITY BRANDS INC.	12/11/2021	5.000%	125	124	124
TPG SKY LP	09/26/2019	4.250%	299	297	297
ROYALTY PHARMA INVESTMENTS	11/09/2020	3.500%	375	374	374
ENDO INTERNATIONAL PLC	06/24/2022	3.750%	125	124	124
TOTAL - CONSUMER NON CYCLICAL				10,851	10,851

ELECTRIC
TEXAS ENERGY FUTURE HOLDINGS LP	11/21/2015	—%	1,883	1,863	1,863	d
NEXTERA ENERGY INC	09/30/2020	4.500%	723	713	713
SWG HOLDCO LLC	03/13/2020	4.250%	961	958	958
BLACKSTONE GROUP LP/THE	02/22/2021	5.250%	273	270	270
CALPINE CORP	10/22/2020	4.000%	995	986	986
ASTORIA PROJECT PARTNERS	12/24/2021	5.000%	246	243	243
TOTAL - ELECTRIC				5,033	5,033

OTHER INDUSTRY
BELDEN INC	10/03/2020	3.250%	992	992	992
TOTAL - OTHER INDUSTRY				992	992

OTHER UTILITY
SANDY CREEK ENERGY ASSOCIATES LP	11/09/2020	5.000%	988	984	984
TOTAL - OTHER UTILITY				984	984

TECHNOLOGY
FREESCALE HOLDINGS LP	02/28/2020	4.250%	1,469	1,447	1,447
DENALI HOLDING INC	10/29/2018	4.000%	881	881	881
MICROSEMI CORPORATION	02/19/2020	3.250%	887	878	878
AVAGO TECHNOLOGIES LTD	05/06/2021	3.750%	864	864	864
TTM TECHNOLOGIES, INC.	05/31/2021	6.000%	100	97	97
NEW OMAHA HOLDINGS LP	07/06/2022	4.031%	250	248	248
TOTAL - TECHNOLOGY				4,415	4,415

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
TRANSPORTATION
AMERICAN AIRLINES GROUP INC	06/27/2020	3.500%	992	988	988
HERTZ GLOBAL HOLDINGS INC	03/11/2018	3.500%	992	980	980
DELTA AIR LINES INC	10/18/2018	3.250%	995	982	982
TOTAL - TRANSPORTATION				2,950	2,950

TOTAL - SYNDICATED LOANS BEFORE ALLOWANCE FOR LOSSES				56,399	56,399
ALLOWANCE FOR LOAN LOSSES				(1,123)	(1,123)
TOTAL - SYNDICATED LOANS, NET				55,276	55,276

DERIVATIVES
PURCHASED OPTIONS
WELLS FARGO & COMPANY	07/07/2015		—	426	426
WELLS FARGO & COMPANY	07/14/2015		—	418	418
WELLS FARGO & COMPANY	07/21/2015		—	397	397
WELLS FARGO & COMPANY	07/28/2015		—	416	416
WELLS FARGO & COMPANY	08/04/2015		—	654	654
WELLS FARGO & COMPANY	08/11/2015		—	678	678
BNP PARIBAS SA	08/18/2015		—	546	546
WELLS FARGO & COMPANY	08/25/2015		—	484	484
WELLS FARGO & COMPANY	09/01/2015		—	428	428
BNP PARIBAS SA	09/08/2015		—	521	521
WELLS FARGO & COMPANY	09/15/2015		—	452	452
BNP PARIBAS SA	09/22/2015		—	497	497
WELLS FARGO & COMPANY	09/29/2015		—	592	592
BNP PARIBAS SA	10/06/2015		—	671	671
BNP PARIBAS SA	10/13/2015		—	930	930
WELLS FARGO & COMPANY	10/20/2015		—	711	711
BNP PARIBAS SA	10/27/2015		—	510	510
WELLS FARGO & COMPANY	11/03/2015		—	403	403
WELLS FARGO & COMPANY	11/10/2015		—	341	341
BNP PARIBAS SA	11/17/2015		—	322	322
BNP PARIBAS SA	11/24/2015		—	265	265
WELLS FARGO & COMPANY	12/01/2015		—	321	321
WELLS FARGO & COMPANY	12/08/2015		—	322	322
BNP PARIBAS SA	12/15/2015		—	616	616
BNP PARIBAS SA	12/22/2015		—	326	326
WELLS FARGO & COMPANY	12/29/2015		—	323	323
WELLS FARGO & COMPANY	01/05/2016		—	481	481
BNP PARIBAS SA	01/12/2016		—	477	477
BNP PARIBAS SA	01/19/2016		—	439	439
WELLS FARGO & COMPANY	01/26/2016		—	554	554

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
WELLS FARGO & COMPANY	02/02/2016		—	477	477
WELLS FARGO & COMPANY	02/09/2016		—	359	359
WELLS FARGO & COMPANY	02/16/2016		—	305	305
WELLS FARGO & COMPANY	02/23/2016		—	301	301
BNP PARIBAS SA	03/01/2016		—	306	306
WELLS FARGO & COMPANY	03/08/2016		—	508	508
WELLS FARGO & COMPANY	03/15/2016		—	444	444
WELLS FARGO & COMPANY	03/22/2016		—	353	353
WELLS FARGO & COMPANY	03/29/2016		—	450	450
BNP PARIBAS SA	04/05/2016		—	426	426
WELLS FARGO & COMPANY	04/12/2016		—	384	384
WELLS FARGO & COMPANY	04/19/2016		—	370	370
BNP PARIBAS SA	04/26/2016		—	344	344
BNP PARIBAS SA	05/03/2016		—	433	433
WELLS FARGO & COMPANY	05/10/2016		—	387	387
WELLS FARGO & COMPANY	05/17/2016		—	346	346
BNP PARIBAS SA	05/24/2016		—	383	383
BNP PARIBAS SA	05/31/2016		—	374	374
BNP PARIBAS SA	06/07/2016		—	432	432
BNP PARIBAS SA	06/14/2016		—	470	470
BNP PARIBAS SA	06/21/2016		—	437	437
TOTAL - PURCHASED OPTIONS				22,810	22,810

WRITTEN OPTIONS
WELLS FARGO & COMPANY	06/30/2015		—	—	—
WELLS FARGO & COMPANY	07/07/2015		—	(299)	(299)
WELLS FARGO & COMPANY	07/07/2015		—	(2)	(2)
WELLS FARGO & COMPANY	07/14/2015		—	(292)	(292)
WELLS FARGO & COMPANY	07/14/2015		—	(2)	(2)
WELLS FARGO & COMPANY	07/21/2015		—	(277)	(277)
WELLS FARGO & COMPANY	07/21/2015		—	(2)	(2)
WELLS FARGO & COMPANY	07/28/2015		—	(306)	(306)
WELLS FARGO & COMPANY	07/28/2015		—	(3)	(3)
WELLS FARGO & COMPANY	08/04/2015		—	(528)	(528)
WELLS FARGO & COMPANY	08/04/2015		—	(6)	(6)
WELLS FARGO & COMPANY	08/11/2015		—	(544)	(544)
WELLS FARGO & COMPANY	08/11/2015		—	(6)	(6)
BNP PARIBAS SA	08/18/2015		—	(413)	(413)
BNP PARIBAS SA	08/18/2015		—	(3)	(3)
WELLS FARGO & COMPANY	08/25/2015		—	(347)	(347)
WELLS FARGO & COMPANY	08/25/2015		—	(8)	(8)
WELLS FARGO & COMPANY	09/01/2015		—	(320)	(320)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
WELLS FARGO & COMPANY	09/01/2015		—	(3)	(3)
BNP PARIBAS SA	09/08/2015		—	(401)	(401)
BNP PARIBAS SA	09/08/2015		—	(4)	(4)
WELLS FARGO & COMPANY	09/15/2015		—	(345)	(345)
WELLS FARGO & COMPANY	09/15/2015		—	(3)	(3)
BNP PARIBAS SA	09/22/2015		—	(388)	(388)
BNP PARIBAS SA	09/22/2015		—	(4)	(4)
WELLS FARGO & COMPANY	09/29/2015		—	(472)	(472)
WELLS FARGO & COMPANY	09/29/2015		—	(5)	(5)
BNP PARIBAS SA	10/06/2015		—	(555)	(555)
BNP PARIBAS SA	10/06/2015		—	(8)	(8)
BNP PARIBAS SA	10/13/2015		—	(802)	(802)
BNP PARIBAS SA	10/13/2015		—	(12)	(12)
WELLS FARGO & COMPANY	10/20/2015		—	(590)	(590)
WELLS FARGO & COMPANY	10/20/2015		—	(8)	(8)
BNP PARIBAS SA	10/27/2015		—	(407)	(407)
BNP PARIBAS SA	10/27/2015		—	(5)	(5)
WELLS FARGO & COMPANY	11/03/2015		—	(326)	(326)
WELLS FARGO & COMPANY	11/03/2015		—	(5)	(5)
WELLS FARGO & COMPANY	11/10/2015		—	(268)	(268)
WELLS FARGO & COMPANY	11/10/2015		—	(4)	(4)
BNP PARIBAS SA	11/17/2015		—	(256)	(256)
BNP PARIBAS SA	11/17/2015		—	(4)	(4)
BNP PARIBAS SA	11/24/2015		—	(209)	(209)
BNP PARIBAS SA	11/24/2015		—	(3)	(3)
WELLS FARGO & COMPANY	12/01/2015		—	(256)	(256)
WELLS FARGO & COMPANY	12/01/2015		—	(3)	(3)
WELLS FARGO & COMPANY	12/08/2015		—	(258)	(258)
WELLS FARGO & COMPANY	12/08/2015		—	(4)	(4)
BNP PARIBAS SA	12/15/2015		—	(525)	(525)
BNP PARIBAS SA	12/15/2015		—	(8)	(8)
BNP PARIBAS SA	12/22/2015		—	(260)	(260)
BNP PARIBAS SA	12/22/2015		—	(3)	(3)
WELLS FARGO & COMPANY	12/29/2015		—	(259)	(259)
WELLS FARGO & COMPANY	12/29/2015		—	(3)	(3)
WELLS FARGO & COMPANY	01/05/2016		—	(405)	(405)
WELLS FARGO & COMPANY	01/05/2016		—	(7)	(7)
BNP PARIBAS SA	01/12/2016		—	(399)	(399)
BNP PARIBAS SA	01/12/2016		—	(6)	(6)
BNP PARIBAS SA	01/19/2016		—	(367)	(367)
BNP PARIBAS SA	01/19/2016		—	(6)	(6)
WELLS FARGO & COMPANY	01/26/2016		—	(465)	(465)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
WELLS FARGO & COMPANY	01/26/2016		—	(6)	(6)
WELLS FARGO & COMPANY	02/02/2016		—	(394)	(394)
WELLS FARGO & COMPANY	02/02/2016		—	(5)	(5)
WELLS FARGO & COMPANY	02/09/2016		—	(294)	(294)
WELLS FARGO & COMPANY	02/09/2016		—	(4)	(4)
WELLS FARGO & COMPANY	02/16/2016		—	(249)	(249)
WELLS FARGO & COMPANY	02/16/2016		—	(4)	(4)
WELLS FARGO & COMPANY	02/23/2016		—	(244)	(244)
WELLS FARGO & COMPANY	02/23/2016		—	(3)	(3)
BNP PARIBAS SA	03/01/2016		—	(250)	(250)
BNP PARIBAS SA	03/01/2016		—	(4)	(4)
WELLS FARGO & COMPANY	03/08/2016		—	(429)	(429)
WELLS FARGO & COMPANY	03/08/2016		—	(6)	(6)
WELLS FARGO & COMPANY	03/15/2016		—	(364)	(364)
WELLS FARGO & COMPANY	03/15/2016		—	(10)	(10)
WELLS FARGO & COMPANY	03/22/2016		—	(286)	(286)
WELLS FARGO & COMPANY	03/22/2016		—	(9)	(9)
WELLS FARGO & COMPANY	03/29/2016		—	(379)	(379)
WELLS FARGO & COMPANY	03/29/2016		—	(6)	(6)
BNP PARIBAS SA	04/05/2016		—	(358)	(358)
BNP PARIBAS SA	04/05/2016		—	(5)	(5)
WELLS FARGO & COMPANY	04/12/2016		—	(320)	(320)
WELLS FARGO & COMPANY	04/12/2016		—	(5)	(5)
WELLS FARGO & COMPANY	04/19/2016		—	(308)	(308)
WELLS FARGO & COMPANY	04/19/2016		—	(5)	(5)
BNP PARIBAS SA	04/26/2016		—	(285)	(285)
BNP PARIBAS SA	04/26/2016		—	(4)	(4)
BNP PARIBAS SA	05/03/2016		—	(353)	(353)
BNP PARIBAS SA	05/03/2016		—	(4)	(4)
WELLS FARGO & COMPANY	05/10/2016		—	(314)	(314)
WELLS FARGO & COMPANY	05/10/2016		—	(4)	(4)
WELLS FARGO & COMPANY	05/17/2016		—	(278)	(278)
WELLS FARGO & COMPANY	05/17/2016		—	(4)	(4)
BNP PARIBAS SA	05/24/2016		—	(312)	(312)
BNP PARIBAS SA	05/24/2016		—	(5)	(5)
BNP PARIBAS SA	05/31/2016		—	(305)	(305)
BNP PARIBAS SA	05/31/2016		—	(4)	(4)
BNP PARIBAS SA	06/07/2016		—	(358)	(358)
BNP PARIBAS SA	06/07/2016		—	(6)	(6)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2015 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
BNP PARIBAS SA	06/14/2016		—	(390)	(390)
BNP PARIBAS SA	06/14/2016		—	(5)	(5)
BNP PARIBAS SA	06/21/2016		—	(355)	(355)
BNP PARIBAS SA	06/21/2016		—	(5)	(5)
TOTAL - WRITTEN OPTIONS				(18,617)	(18,617)

NONPERFORMANCE RISK ADJUSTMENTS
NONPERFORMANCE RISK ADJUSTMENT			—	(7)	(7)
TOTAL - NONPERFORMANCE RISK ADJUSTMENT				(7)	(7)

FUTURES
S&P500 EMINI FUT Sep 2015	09/18/2015		—	1	1
TOTAL - FUTURES				1	1

TOTAL - DERIVATIVES				4,186	4,186

TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, COMMON STOCK, SYNDICATED LOANS AND DERIVATIVES				4,527,965	4,523,118

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and Common stocks are carried at fair value. In the absence of quoted market prices, fair values are obtained from third party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are traded in over-the-counter markets using pricing models with market observable inputs. See notes to the financial statements regarding valuations.

b) For Federal income tax purposes, the cost of investments is $4.5 billion.
c) Securities written down due to other-than-temporary impairment related to credit losses.
d) Non-Income producing securities.